Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

Basic and diluted loss per share

Basic and diluted loss per share

	Year Ended December 31,
	2024	2023	2022
	€	€	€
Net Loss	(134,221,527)	(100,875,068)	(76,332,557)
Weighted average number of ordinary shares outstanding	54,020,549	38,391,654	33,585,976
Basic and diluted loss per share	(2.48)	(2.63)	(2.27)